RBC FUNDS TRUST

(the “Trust”)

RBC BlueBay Short Duration Fixed Income Fund

RBC BlueBay Ultra-Short Fixed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 16, 2024 to the Funds’ summary prospectuses, prospectus and Statement of Additional Information (the “SAI”) each dated July 26, 2023, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Summary Prospectuses, Prospectus, and SAI and should be read in conjunction with the Summary Prospectuses, Prospectus, and SAI.

Effective immediately, the “Management – Portfolio Managers” section of each Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Brian Svendahl, Senior Portfolio Manager, of the Advisor, has been a Co-Portfolio Manager of the Fund since 2013.

•	John Northup, Portfolio Manager, has been a Co-Portfolio Manager of the Fund since 2024.

•	Eric Hathaway, Portfolio Manager, has been a Co-Portfolio Manager of the Fund since 2024.

Effective immediately, the “Management – Portfolio Managers” section of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

The Advisor is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Brian Svendahl	Senior Portfolio Manager	Co-Portfolio Manager of the Fund since 12/2013	32 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, Director and CFA Charterholder	Senior Portfolio Manager. Managing Director and Co Head, U.S. Fixed Income, at the Advisor since 2012, Managing Director and Senior Portfolio Manager at the Advisor since 2005.
John Northup	Portfolio Manager	Co-Portfolio Manager of the Fund since 2/2024	19 years	BBA, University of Wisconsin, Eau Claire	Portfolio Manager at the Advisor since 2021.
Eric Hathaway	Portfolio Manager	Co-Portfolio Manager of the Fund since 2/2024	19 years	BA, University of South Dakota, and MBA, Carlson School of Management, University of Minnesota	Portfolio Manager at the Advisor since 2012.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Funds’ SAI.

Effective immediately, the table in “Management – Portfolio Managers - Other Accounts Managed” section of each Fund’s SAI is deleted in its entirety and replaced with the following:

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Philippe Langham	RBC Emerging Markets Equity Fund, RBC Emerging Markets ex-China Equity Fund	Pooled	4	$7,558,481,434	0	$0
		Separate Accounts	8	1,666,100,846	2	1,021,069,541
		Registered Inv. Co.	0	0	0	0
Habib Subjally	RBC International Opportunities Fund, RBC Global Opportunities Fund and RBC Global Equity Leaders Fund	Pooled	5	10,510,410,850	0	0
		Separate Accounts	15	5,892,739,676	0	0
		Registered Inv. Co.	1	28,161,830	0	0
Laurence Bensafi	RBC Emerging Markets Value Equity Fund	Pooled	2	1,172,404,304	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0
Siguo Chen	RBC China Equity Fund	Pooled	3	607,679,377	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0
Mayur Nallamala	RBC China Equity Fund	Pooled	13	6,696,345,633	0	0
		Separate Accounts	2	280,545,613	0	0
		Registered Inv. Co.	0	0	0	0
Brian Svendahl	RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund	Pooled	3	968,189,374	0	0
		Separate Accounts	59	10,263,021,673	0	0
		Registered Inv. Co.	0	0	0	0
David Lambert	RBC International Equity Fund and RBC International Small Cap Equity Fund	Pooled	1	1,711,685,423	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0
John Northup	RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund	Pooled	2	194,945,439	0	0
		Separate Accounts	36	13,789,325,749	0	0
		Registered Inv. Co.	0	0	0	0
Eric Hathaway	RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund	Pooled	2	194,945,439	0	0
		Separate Accounts	33	9,596,096,776	0	0
		Registered Inv. Co.	0	0	0	0

Effective immediately, the “Portfolio Managers Holding” table in “Management – Portfolio Managers - Portfolio Managers’ Beneficial Ownership of the Funds” section of each Fund’s SAI is deleted in its entirety and replaced with the following:

RBC BlueBay Short Duration Fixed Income Fund
Brian Svendahl	$50,001 - $100,000
John Northup	$0
Eric Hathaway	$0
RBC BlueBay Ultra-Short Fixed Income Fund
Brian Svendahl	$50,001 - $100,000
John Northup	$0
Eric Hathaway	$0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE